CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Issuance of shares common stock and warrants, issuance cost	$ 0.2